Offerings - Offering: 1	Sep. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	10,042,523
Proposed Maximum Offering Price per Unit	14.165
Maximum Aggregate Offering Price	$ 142,252,338.29
Fee Rate	0.01531%
Amount of Registration Fee	$ 21,778.83
Offering Note	Pursuant to Rule 416 under the Securities Act, the common stock registered hereby also include an indeterminate number of additional common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. All the common stock are to be offered for resale by the selling securityholders named in the prospectus contained in this Registration Statement on Form S-1. Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low trading prices of the Company's common stock as reported on the New York Stock Exchange as reported on September 12, 2025, which date is within five business days prior to the filing of this Registration Statement on Form S-1.